To Our Shareholders:

     Consistent investment style is the bedrock upon which value is created in portfolio management, and it is a fundamental objective of the Lake Forest Funds. Style drift during volatile periods introduces undesirable risk to a portfolio as managers try to chase market developments, and the year ending February 28, 2001 certainly qualifies as a volatile period. Total return for our Lake Forest Core Equity Fund was 10.70% for the first half of the fiscal year, -14.02% for the full year, and 12.30% since inception. The equity market extended a first half correction in technology to a more broad-based correction in the second half encompassing most industry sectors. Corporate earnings came under pressure as monetary authorities overdid removal of the excessive liquidity that was originally created in preparation for a potential Y2K banking crisis. LFCEX remained consistently invested in a well-diversified portfolio of large growth and value companies throughout the year. Portfolio turnover was 20%. Federal excise tax considerations accelerated the regular $0.07/share March and June, 2001 dividends to December 2000.

     Lake Forest Money Market Fund also maintained a consistent investment style in volatile markets. Total return for this fund during the fiscal year was 6.23%, as the government securities market dealt with a reversal of monetary policy. Federal Reserve open market actions raised interest rates during the first half of the year, and then lowered rates during the second half. Further, Treasury debt financing operations have begun to absorb the outstanding supply of government securities. LFMXX remained consistently invested in a portfolio of U.S. Government securities with one-day maturity. This strategy provided shareholders with desired liquidity and very favorable returns. Our consistent focus on the economic fundamentals and risk management has maintained the attractive risk/reward balance for which the Lake Forest Funds are known. Looking ahead, we believe that the equity market will soon recognize improving economic fundamentals as the inventory correction is completed, and that it will continue to reward patient investors for many decades in the future.



                                                   Irving V. Boberski, Ph.D.
                                                   Chief Executive Officer



                      Lake Forest Core Equity Fund (LFCEX)
                Value of a $10,000 Investment vs. S&P 500 (SPX)

Graph depicted here.

Graph shows the comparison of a $10,000 investment between the Lake Forest Core Equity Fund and the S&P 500 from 2/28/95 through 2/28/01.

Past performance is no guarantee of future results. For more complete information about the funds, including fees and expenses, please call 1-888-295-5707 for a prospectus. Read the prospectus carefully before investing or sending money.



                            SCHEDULE OF INVESTMENTS
                          LAKE FOREST CORE EQUITY FUND
                               February 28, 2001

SHARES                                                             MARKET VALUE
------                                                             ------------

COMMON STOCKS - 99.14%

Aerospace/Defense - 3.25%
   3,500           Boeing Co. ...............................           $217,700
   5,000           Lockheed Martin Corp. ....................            187,300
      63           Raytheon Co. Cl A ........................              2,076
                                                                     -----------
                                                                         407,076
                                                                     -----------
Autos and Trucks - 2.34%
     249           DaimlerChrysler AG .......................             12,206
     698           Delphi Automotive Systems Corp ...........              9,793
   7,517           Ford Motor Co. ...........................            209,048
   1,000           General Motors Corp. .....................             53,320
     240           Tenneco Automotive Inc. ..................                756
     563           Visteon Corp. ............................              8,107
                                                                     -----------
                                                                         293,230
                                                                     -----------
Beverages - 4.55%
   1,000           Coca Cola Co. ............................             53,030
  11,200           Pepsico Inc. .............................            516,096
                                                                     -----------
                                                                         569,126
                                                                     -----------
Chemicals - 5.4%
   8,000           DuPont (E.I.) de NeMours & Co. ...........            349,520
   2,255           Dow Chemical Co. .........................             73,987
     200           Eastman Chemical Co. .....................             10,290
   4,500           Pharmacia Corp. ..........................            232,650
     900           Solutia Inc. .............................             12,078
                                                                     -----------
                                                                         678,525
                                                                     -----------
Computers-Information Tech - 0.05%
     137          +NCR Corp. ...............................              6,028
                                                                     -----------

Computers-Main Frame - 0.64%
     800           International Business Machines Corp......             79,920
                                                                     -----------

Computers-Micro - 0.97%
   6,000           Compaq Computer Corp. ....................            121,200
                                                                     -----------

Computer Software/Services - 2.83%
   6,000           +Microsoft Corp. .........................            354,000
                                                                     -----------

Consumer Products - 0.13%
   1,200           +Pactiv Corp. ............................             16,140
                                                                     -----------

Cosmetics & Toiletries - 3.4%
   6,000           Procter & Gamble Co. .....................            423,000
                                                                     -----------

Diversified Manufacturing - 5.57%
  15,000           General Electric Co. .....................            697,500
                                                                     -----------

Electric-Integrated - 0.87%
   2,600           Reliant Energy Inc. ......................            109,226
                                                                     -----------

Electronics-Semiconductors - 4.80%
  12,000           Intel Corp. ..............................            342,750
  12,000           Motorola Inc. ............................            182,040
   2,600           Texas Instruments Inc. ...................             76,830
                                                                     -----------
                                                                         601,620
                                                                     -----------
Enterprise Software/Services - 0.91%
   6,000           +Oracle Corp. ............................            114,000
                                                                     -----------

Fiber Optics - 1.41%
   6,525           Corning Inc. .............................            176,828
                                                                     -----------

Financial-Banks, Commercial - 14.95%
  12,000           Bank of New York Co. Inc. ................           $621,360
  14,400           Mellon Financial Corp. ...................            666,864
   8,400           PNC Financial Services Group Inc. ........            583,800
                                                                     -----------
                                                                       1,872,024
                                                                     -----------
Financial Services - 7.72%
  15,818           Citigroup Inc. ...........................            777,929
   1,000           Goldman Sachs Group Inc. .................             91,750
   1,000           Morgan Stanley Dean Witter & Co. .........             65,130
   1,500           Schwab (Charles) Corp. ...................             31,350
                                                                     -----------
                                                                         966,159
                                                                     -----------
Food-Miscellaneous/Diversified - 0.43%
   2,000           Kellogg Co. ..............................             53,180
                                                                     -----------


                                       2




                            SCHEDULE OF INVESTMENTS
                          LAKE FOREST CORE EQUITY FUND
                         February 28, 2001 (Continued)

SHARES                                                             MARKET VALUE
------                                                             ------------

Food-Processing - 1.44%
   2,400           General Mills Inc. .......................        $   107,640
   3,000           +Kroger Co. ..............................             72,720
                                                                     -----------
                                                                         180,360
                                                                     -----------
Medical-Drugs - 7.61%
   9,000           American Home Products Corp. .............            555,930
   5,000           Lilly (Eli) & Co. ........................            397,300
                                                                     -----------
                                                                         953,230
                                                                     -----------
Medical Products - 2.33%
   3,000           Johnson & Johnson ........................            291,990
                                                                     -----------

Networking Products - 6.24%
  33,000           +Cisco Systems Inc. ......................            781,688
                                                                     -----------

Oil-Field Services - 2.92%
   5,000           Schlumberger Ltd. ........................            318,750
     968           Transocean Sedco Forex Inc. ..............             46,590
                                                                     -----------
                                                                         365,340
                                                                     -----------
Oil/Gas-International - 3.94%
   5,292           BP Amoco PLC ADR .........................            262,483
   3,600           Texaco Inc. ..............................            230,760
                                                                     -----------
                                                                         493,243
                                                                     -----------
Pharmaceuticals - 3.95%
  10,100           Abbott Laboratories ......................            494,799
                                                                     -----------

Pipelines - 1.25%
   2,222           El Paso Energy Corp. .....................            156,207
                                                                     -----------


Retail-Department Stores - 1.86%
     400           +Federated Department Stores Inc. ........             19,340
   5,200           Sears Roebuck & Co. ......................            213,460
                                                                     -----------
                                                                         232,800
                                                                     -----------
Retail-Restaurants - 3.32%
  14,000           McDonalds Corp. ..........................            411,600
     120           +Tricon Global Restaurants Inc. ..........              4,620
                                                                     -----------
                                                                         416,220
                                                                     -----------
Shipbuilding - 0.10%
     240           Newport News Shipbuilding Inc. ...........             13,116
                                                                     -----------

Telecommunication Equipment - 1.31%
     712           +Avaya Inc. ..............................              9,968
   8,552           Lucent Technology Inc. ...................             99,117
   3,000           Nortel Networks Corp. ....................             55,470
                                                                     -----------
                                                                         164,555
                                                                     -----------
Telephone-Long Distance - 2.65%
   9,000           AT&T Corp. ...............................            207,000
   7,500           +WorldCom Inc. ...........................            124,687
                                                                     -----------
                                                                         331,687
                                                                     -----------

                   TOTAL COMMON STOCKS
                   (Cost $10,914,263) ..........................     $12,414,017
                                                                     -----------

                   Total Investments at Market
                   (Cost $10,914,263) ................... 99.14%      12,414,017

                   Cash and Other Assets Less Liabilities..0.86%         108,239
                                                         -----------------------

                   Total Net Assets. ................... 100.00%     $12,522,256
                                                         =======================

(1) Federal Tax Information: At February 28, 2001 the net unrealized appreciation based on cost for Federal income tax purposes of
        $10,914,263 was as follows:
                Aggregate gross unrealized appreciation for all
                investments for which there was an excess of
                value over cost. .............................        $2,609,626
                Aggregate gross unrealized deprecation for
                all investments for which there was an
                excess of cost over value. ...................        (1,109,872)
                                                                      ----------
                Net unrealized appreciation. .................        $1,499,754
                                                                      ==========
+         Denotes non-income producing security

   The accompanying notes are an integral part of these financial statements.


                           SCHEDULE OF INVESTMENTS
                          LAKE FOREST MONEY MARKET FUND
                               February 28, 2001

PAR VALUE                                                              MARKET
--------                                                               ------
                                                                       VALUE
                                                                       -----

SHORT-TERM INVESTMENTS - 99.81%
$8,861,000               Federal Home Loan Bank Disc Note
                         5.23%, due 03/01/01 ........................ $8,572,000
       234               Firstar Treasury Money Market Fund, 4.76% ..        234
                                                                      ----------
                         Total Short-Term Investments
                         (Cost $8,572,234) ....................99.81%  8,572,234

                         Cash and Other Assets Less Liabilities.0.19%     15,920
                                                              ------  ----------
                         Total Net Assets                     100.00% $8,588,154
                                                              ======  ==========






   The accompanying notes are an integral part of these financial statements.


                               LAKE FOREST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 2001

                                                                     CORE         MONEY
                                                                    EQUITY        MARKET
                                                                    ------        ------
ASSETS:
Investments in securities, at value
        (cost $10,914,263 and 8,572,234,
        respectively) (Note 2) ..............................     12,414,017     8,572,234
Receivable for securities sold ..............................         97,517             0
Receivable for fund shares sold .............................         65,489        63,337
Receivable from interest and dividends ......................         18,918             0
                                                                ------------    ----------
        Total Assets ........................................     12,595,941     8,635,571
                                                                ------------    ----------

LIABILITIES:
Payables:
        Advisory fees (Note 3) ..............................         12,801         1,666
        Due to custodian ....................................         60,884             0
        Dividends payable ...................................              0        45,751
                                                                ------------    ----------
        Total Liabilities ...................................         73,685        47,417
                                                                ------------    ----------

        Net Assets ..........................................   $ 12,522,256    $8,588,154
                                                                ============    ==========

NET ASSETS CONSIST OF:
        Additional paid in capital ..........................   $ 11,023,042    $8,588,154
        Accumulated undistributed
                     net investment income (loss) ...........        (91,088)            0
        Accumulated undistributed net realized
                     gain (loss) from investment transactions         90,548             0
        Net unrealized appreciation (depreciation) on
                     investments ............................      1,499,754             0
                                                                ------------    ----------
        Net Assets ..........................................   $ 12,522,256    $8,588,154
                                                                ============    ==========

Net asset value and redemption
        price per share
        ($12,522,256/466,261 and $8,588,154/8,588,154
        shares of capital stock outstanding, respectively)
        (Note 4 )  ..........................................   $      26.86    $     1.00
                                                                ============    ==========











The accompanying notes are an integral part of these financial statements.


                               LAKE FOREST FUNDS
                            STATEMENTS OF OPERATIONS
                      For the year ended February 28, 2001

                                                           CORE      MONEY
                                                          EQUITY    MARKET
                                                          ------    ------

INVESTMENT INCOME:
Dividend ........................................         $183,790  $     0
Interest ........................................           17,785   566,501
                                                       -----------  --------
                                                           201,575   566,501
EXPENSES:
Advisory fee (Note 3) ...........................          191,598    45,492
                                                       -----------  --------
        Total expenses ..........................          191,598    45,492
                                                       -----------  --------

Less: Expense reimbursement from advisor (Note 3)                0   (26,708)
                                                       -----------  --------

        Net expenses ............................          191,598    18,784
                                                       -----------  --------

        Net investment income (loss) ............            9,977   547,717
                                                       -----------  --------

NET REALIZED AND UNREALIZED GAINS
(LOSS) ON INVESTMENTS (Note 2)
Net realized gain (loss) from investment
        transactions ............................          184,018         0
Net change in unrealized depreciation (depreciation)
        of investments ..........................       (2,243,270)        0
                                                       ------------  --------
Net realized and unrealized gain (loss)
        on investments ..........................       (2,059,252)        0
                                                        -----------  --------
Net increase (decrease) in net assets resulting
        from operations .........................      $(2,049,275) $547,717
                                                       ===========  ========

The accompanying notes are an integral part of these financial statements





                          LAKE FOREST CORE EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     For the year       For the year
                                                                         ended            ended
                                                                     Feb. 28, 2001    Feb. 29, 2000
                                                                     -------------    -------------

Net investment income (loss) ....................................         $9,977         $81,607
Net realized gain from investment transactions ..................        184,018          72,758
Net change in unrealized appreciation (depreciation)
        of investments ..........................................     (2,243,270)        932,891
                                                                    ------------    ------------
Net increase (decrease) in net assets resulting
        from operations .........................................     (2,049,275)      1,087,256

Distributions from net investment income ........................       (101,500)        (81,172)
Distributions from net gain on investments ......................        (98,349)        (67,724)

Net capital share transactions (Note 4) .........................     (1,211,423)      3,619,918
                                                                    ------------    ------------

Net increase (decrease) in net assets ...........................     (3,460,547)      4,558,278

NET ASSETS:
Beginning of period .............................................     15,982,803      11,424,525
                                                                    ------------    ------------

End of period (including accumulated undistributed net investment
income (loss) of $(91,088) and $435, respectively ...............   $ 12,522,256    $ 15,982,803
                                                                    ============    ============


   The accompanying notes are an integral part of these financial statements.


                         LAKE FOREST MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            For the year    For the year
                                                                 ended         ended
                                                            Feb. 28, 2001   Feb. 29, 2000
                                                            -------------   -------------

Net investment income (loss) ..........................   $    547,717    $    631,197
Net realized gain (loss) from investment transactions .              0               0
Net change in unrealized appreciation (depreciation) of
        investments ...................................              0               0
                                                          ------------    ------------
Net increase (decrease) in net assets resulting from
        operations ....................................        547,717         631,197

Distributions from net investment income ..............       (547,717)       (631,197)

Net capital share transactions (Note 4) ...............     (1,119,410)     (1,761,170)
                                                          ------------    ------------

Net increase (decrease) in net assets .................     (1,119,410)     (1,761,170)

NET ASSETS:
Beginning of period ...................................      9,707,564      11,468,734
                                                          ------------    ------------

End of period .........................................   $  8,588,154    $  9,707,564
                                                          ============    ============



The accompanying notes are an integral part of these financial statements.


                          LAKE FOREST CORE EQUITY FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)



                                                            For the year   For the year   For the year  For the year  For the year
                                                               ended           ended         ended        ended         ended
                                                            Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999 Feb. 28, 1998 Feb. 28, 1997
                                                            -------------  -------------  ------------- ------------- -------------

Net asset value, beginning of period ....................   $     31.66   $     29.23   $     25.89    $     20.04    $     17.34

Income from investment operations:
Net investment income (loss) ............................          0.02          0.18          0.22           0.31           0.39
Net realized and unrealized gain/(loss) on investments ..         (4.40)         2.58          3.40           5.83           3.07
                                                            -----------   -----------    ----------     ----------    -----------
Total from investment operations ........................         (4.38)         2.76          3.62           6.14           3.46
                                                            -----------   -----------    ----------     ----------    -----------

Less distributions:
Dividends from net investment income ....................         (0.21)        (0.18)        (0.27)         (0.29)         (0.37)
Distribution from realized gains from
   ecurity transactions .................................         (0.21)        (0.15)         0.00           0.00          (0.39)
Return of capital .......................................          0.00          0.00         (0.01)          0.00           0.00
                                                            -----------   ----------    ----------     ----------     -----------
Total distributions .....................................         (0.42)        (0.33)        (0.28)         (0.29)         (0.76)
                                                            -----------   -----------   -----------    -----------    -----------
Net asset value, end of period ..........................   $     26.86   $     31.66   $     29.23    $     25.89    $     20.04
                                                            ===========   ===========   ===========    ===========    ===========

Total return ............................................        -14.02%         9.33%        14.03%         30.87%         20.65%

Ratios/supplemental data:
Net assets, end of period (in 000's) ....................   $    12,522   $     15,983  $     11,425   $     7,890     $     2,592
Ratio of expenses to average net assets (Note 3) ........          1.25%         1.25%         1.25%          1.19%          1.00%
Ratio of net investment income to average net assets ....          0.07%         0.58%         0.81%          1.32%          2.10%
Portfolio turnover rate .................................         19.65%         3.71%         0.00%          0.00%          0.00%










The accompanying notes are an integral part of these financial statements.




                                       8-9



                          LAKE FOREST MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)



                                                          For the year   For the year   For the year  For the year  For the year
                                                             ended           ended         ended        ended         ended
                                                          Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999 Feb. 28, 1998 Feb. 28, 1997
                                                          -------------  -------------  ------------- ------------- -------------


Net asset value, beginning of period ....................   $        1.00  $        1.00  $        1.00  $       1.00  $       1.00

Income from investment operations:
Net investment income (loss) ............................            0.06           0.05           0.05          0.05          0.05
Net realized and unrealized gain (loss) on investments ..            0.00           0.00           0.00          0.00          0.00
                                                            -------------  -------------  -------------  ------------  ------------
Total from investment operations ........................            0.06           0.05           0.05          0.05          0.05
                                                            -------------  -------------  -------------  ------------  ------------

Less distributions:
Dividends from net investment income ....................           (0.06)         (0.05)         (0.05)        (0.05)        (0.05)
Distribution from realized gains from
   security transactions                                             0.00           0.00           0.00          0.00          0.00
                                                            -------------  -------------  -------------  ------------  ------------
Total distributions .....................................           (0.06)         (0.05)         (0.05)        (0.05)        (0.05)
                                                            -------------  -------------  -------------  ------------  ------------
Net asset value, end of period ..........................   $        1.00  $        1.00  $        1.00  $       1.00  $       1.00
                                                            =============  =============  =============  ============  ============

Total return ............................................            6.23%          5.08%          5.10%         5.51%         5.13%

Ratios/supplemental data:
Net assets, end of period (in 000's) ....................   $       8,588     $    9,708     $   11,469     $   5,332     $   3,016
Ratio of expenses to average net assets (Note 3) ........            0.50%          0.50%          0.50%         0.125%       0.125%
Ratio of expenses to average net assets,
  after reimbursement (Note3)                                       0.196%         0.125%         0.125%        0.125%        0.125%
Ratio of net investment income to average net assets ....            5.73%          4.59%          4.67%         5.38%         5.13%
Ratio of net investment income to average net assets,
   after reimbursement                                               6.03%          4.97%          5.04%         5.38%         5.13%














The accompanying notes are an integral part of these financial statements.

                                     10-11

                               LAKE FOREST FUNDS
                         Notes to Financial Statements
                               February 28, 2001

Note 1.  Organization

        The Lake Forest Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated November 23, 1994 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of two series have been authorized, which constitute the interest in Lake Forest Core Equity Fund ("the Equity Fund") and Lake Forest Money Market Fund (the "Money Market Fund"). The investment objective of the Equity Fund is to provide long term capital appreciation together with current income. The investment objective of the Money Market Fund is to provide the highest level of current income consistent with liquidity and security of principal.

Note 2.  Significant Accounting Policies

        The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.
        Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when it is determined that the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by a pricing committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

        Fixed income securities generally are valued by using market quotation, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by a pricing committee, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued (except for the Money Market Fund) by using the amortized cost method of valuation, which the Board has determined will represent fair value.

        Federal Income Taxes-Each Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. The Equity Fund intends to declare and pay dividends on a quarterly basis, and the Money Market Fund intends to declare daily and pay monthly. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore no provision for income taxes is required.

        Other-Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                               LAKE FOREST FUNDS
                         Notes to Financial Statements
                         February 28, 2001 (Continued)

        Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Investment Advisory Agreement

        The Trust has an investment advisory agreement with Boberski & Company ("the Adviser"). Mr. Irving Boberski is the controlling shareholder and an officer of the Adviser and is also an officer and trustee of the Trust. Under the terms of the management agreement, the Adviser manages the Fund's investments subject to the supervision of the Board of Trustees and pays all of the operating expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. The Funds are responsible for payment of expenses incurred in connection with the organization and initial registration of their shares. As compensation for its management services and agreement to pay the Funds' expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Equity Fund and 0.50% of the average daily net assets of the Money Market Fund. The Adviser had agreed to cap the fee for the Money Market Fund at 0.125% for the period March 1, 2000 through June 30, 2000. Effective July 1, 2000, the Adviser has agreed to cap the fee for the Money Market Fund at 0.25% for an indeterminate period of time. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Funds' expenses except those specified above are paid by the Adviser.

        The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the year ended February 28, 2001, the Adviser has received a fee of $191,598 from the Equity Fund and $45,492 from the Money Market Fund. The Adviser reimbursed expenses of $26,708 for the year ended February 28, 2001 for the Money Market Fund.

Note 4. Capital Share Transactions

        As of February 28, 2001 there was an unlimited number of no par value shares of capital stock authorized for each Fund. Paid in capital at February 28, 2001 was $11,023,042 and $8,588,154, respectively, for the Equity Fund and the Money Market Fund.

        Transactions in capital stock were as follows:

                              Core Equity                   Core Equity
                              -----------                   -----------
                              For the year                 For the year
                                 ended                         ended
                             February 28, 2001           February 29, 2000

                            Shares      Amount          Shares       Amount
                            ------      ------          ------       ------

Shares sold                 32,082    $1,030,297        159,455    $5,046,716
Shares issued in
   reinvestment of
   dividends                 6,316       198,457          4,693       146,565

Shares redeemed            (76,993)   (2,440,177)       (50,126)   (1,573,363)
                           -------    ----------        -------    ----------

Net increase (decrease)    (38,595)   $(1,211,423)      114,022    $3,619,918
                           -------    -----------       -------    ----------





                                                             Continued next page

                               LAKE FOREST FUNDS
                         Notes to Financial Statements
                         February 28, 2001 (Continued)



                               Money Market                Money Market
                               ------------                ------------
                               For the year               For the year
                                  ended                       ended
                             February 28, 2001          February 29, 2000

                           Shares        Amount         Shares        Amount
                           ------        ------         ------        ------

Shares sold               3,144,223    $3,144,223      4,846,195    $4,846,195

Shares issued in
   reinvestment of
   dividends                467,209       467,209        577,332       577,332

Shares redeemed          4,730,842)    (4,730,842)    (7,184,697)    (7,184,697)
                         ----------    ----------     -----------   -----------

Net increase
   (decrease)            (1,119,410)   $(1,119,410)   (1,761,170)   $(1,761,170)
                         ----------    -----------    ----------    -----------


Note 5.  Distributions To Shareholders

        For the year ended February 28, 2001, the Equity Fund made distributions totaling $0.21, aggregating $101,500 from investment income, and $0.21, aggregating $98,349 from capital gains. For the year ended February 28, 2001, the Money Market Fund made monthly distributions totaling $0.06, aggregating $547,717 from net investment income.

Note 6.  Investment Transactions

        Purchases and sales, excluding short term securities, for the year ended February 28, 2001 aggregated $3,945,108 and $2,915,687 respectively for the Equity Fund.

Note 7.  Change of Independent Accountants

        Effective February 28, 2001, the Trust selected the accounting firm of Hawkins, Ash, Baptie & Company, LLP to serve as the Funds' independent certified public accountant for the fiscal year ended February 28, 2001. McCurdy & Associates, CPA's Inc. had served as the Funds' independent certified public accountant for the Funds' fiscal years ended February 28, 1999 and February 29, 2000. McCurdy & Associates, CPA's Inc.'s report on the financial statements of the Funds for the fiscal year ended February 29, 2000 did not contain an adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope, or accounting principles. There were no disagreements with McCurdy & Associates CPA's, Inc. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure through the end of its engagement.

        The Trust represents that it had not consulted with Hawkins, Ash, Baptie & Company, LLP, at any time prior to its engagement, with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

To the Shareholders and Board of Trustees
The Lake Forest Funds

We have audited the accompanying statement of assets and liabilities of The Lake Forest Funds (comprising, respectively, the Core Equity Fund and the Money Market Fund), including the schedule of portfolio investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements of The Lake Forest Funds as of February 29, 2000, and related financial information were audited by other auditors whose report dated March 30, 2000, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of February 28, 2001, by correspondence with the custodian and brokers. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Lake Forest Funds as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Hawkins, Ash, Baptie & Company, LLP
Green Bay, Wisconsin
March 30, 2001